Summary of Significant Accounting Policies - Assets and liabilities measured and recognized at fair value on a recurring basis (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Level 1
Derivative liability
Total
Level 2
Derivative liability
Total
Level 3
Derivative liability	$ (237,061)	$ (127,451)
Total	(237,061)	(127,451)
Total Gains and (Losses)
Derivative liability	(45,207)	(100,824)
Total	$ (45,207)	$ (100,824)